STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liquidation Basis
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners		$ (494,172)
Net contributions (withdrawals) by Pruco Life Insurance Company of New Jersey		494,172
NET ASSETS
Beginning of year		8,420,156
End of year	$ 8,420,156	9,103,374
CHANGES IN NET ASSETS IN LIQUIDATION:
Change in net realizable value of the investment in The Prudential Variable Contract Real Property Partnership		683,218
CHANGES IN NET ASSETS IN LIQUIDATION		683,218
Going Concern Basis
OPERATIONS
Net investment income	29,250		$ 185,042	$ 235,264
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	(86,266)		(969,960)	(1,173)
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	19,102		(584,062)	0
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(37,914)		(1,368,980)	234,091
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(107,581)		(290,338)	(284,247)
Net contributions (withdrawals) by Pruco Life Insurance Company of New Jersey	115,223		325,436	322,876
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	7,642		35,098	38,629
TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,272)		(1,333,882)	272,720
NET ASSETS
Beginning of year	8,796,142	$ 8,765,870	10,130,024	9,857,304
End of year	$ 8,765,870		$ 8,796,142	$ 10,130,024